Equity and Remuneration to Shareholders - Schedule of Income Reserves (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity And Remuneration To Shareholders
Legal reserve	R$ 1,674	R$ 1,387	R$ 1,181
Statutory reserve	57	57	57
Profit retention reserve	8,842	6,546	7,331
Unrealized profit reserve	835	835	835
Incentive tax reserve	213	150	124
Reserve for mandatory dividends not distributed	1,420	1,420	1,420
Income reserves	R$ 13,041	R$ 10,395	R$ 10,948